Cash and Cash Equivalents (Details) - Schedule of Cash in Process of Collection and in Process - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Documents held by other banks (documents to be cleared)	$ 85,467	$ 93,650
Funds receivable	727,057	750,166
Subtotal	812,524	843,816
Liabilities
Funds payable	(775,082)	(746,872)
Subtotal	(775,082)	(746,872)
Cash in process of collection, net	$ 37,442	$ 96,944